Note 14 - Derivative Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total net gain / (loss) on derivatives	$ (2,885)	$ (44,343)	$ 12,389
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Unrealized (Loss) / Gain [Member]
Total net gain / (loss) on derivatives		204,647	(5,901)
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements, Unrealized Gain (Loss) [Member]
Total net gain / (loss) on derivatives			(781)
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Realized (Loss) / Gain [Member]
Total net gain / (loss) on derivatives	(2,885)	(201,745)	19,071
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements, Realized Gain (Loss) [Member]
Total net gain / (loss) on derivatives		(47,245)
Not Designated as Hedging Instrument [Member] | Interest Rate Swap Contracts, Fair Value [Member]
Total net gain / (loss) on derivatives	(2,885)	2,902	13,170
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements [Member]
Total net gain / (loss) on derivatives		$ (47,245)	$ (781)